Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Intangible assets
Less : accumulated amortization		¥ 76,752,418		$ 12,401,378	¥ 80,918,992
Intangible assets subject to amortization, net		29,548,157		3,233,091	21,095,916
Foreign currency translation adjustment		(3,031,219)		206,523	1,347,564
Intangible assets, net		38,250,479		5,237,858	34,177,021
Amortization expense	¥ 4,166,574	5,442,158	¥ 22,872,976
Future amortization expense
2021					3,711,963
2022					3,711,963
2023					3,711,963
2024					3,711,963
2025					3,711,963
License
Intangible assets
License with indefinite life		11,733,541		1,798,244	11,733,541
Customer contracts
Intangible assets
Intangible assets subject to amortization, gross		67,687,278		9,702,451	63,308,495
Software
Intangible assets
Intangible assets subject to amortization, gross		37,670,816		5,787,576	37,763,932
License
Intangible assets
Intangible assets subject to amortization, gross		¥ 942,481		$ 144,442	¥ 942,481